SUBSEQUENT EVENT (Details) - Subsequent event - Employees 2021 Plan - RSU	Mar. 24, 2026 shares
SUBSEQUENT EVENT
Number of awards granted	785,356
Minimum
SUBSEQUENT EVENT
Vesting term	3 years
Maximum
SUBSEQUENT EVENT
Vesting term	48 months